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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: December 31, 2006.
                                               ------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         White Mountains Advisors, LLC
                 -------------------------------
   Address:      370 Church Street
                 -------------------------------
                 Guilford, CT 06437
                 -------------------------------

Form 13F File Number: 028-00470
                      --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark J. Plourde
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   (203) 458-5805
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Mark J. Plourde           Guilford, Connecticut   February 13, 2007
   --------------------------    ---------------------   -----------------
   [Signature]                       [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    028-04685                   Prospector Partners, LLC
       ---------------          ------------------------------------
    028-05231                   Pillar Point Equity Management, LLC
       ---------------          ------------------------------------
    028-03130                   Fenimore Asset Management, Inc.
       ---------------          ------------------------------------
    028-00058                   Pioneer Investment Management Inc.
       ---------------          ------------------------------------

    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         4
                                        --------------------

Form 13F Information Table Entry Total:                    1
                                        --------------------

Form 13F Information Table Value Total:            $  17,476
                                        --------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1.        028-01681                    White Mountains Insurance Group, Ltd.
    ------        -----------------        -------------------------------------

    [Repeat as necessary.]

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                          WHITE MOUNTAINS ADVISORS LLC

                          White Mountains Advisors LLC
                 FORM 13F Information Table - December 31, 2006

                                        Title             Market     Amount and     Investment   Other   Voting Authority (Shares)
           Name of Issuer             of Class   CUSIP    Value   Type of Security  Discretion  Managers   Sole   Shared   None
    ------------------------------------------------------------------------------------------------------------------------------
1   MONTPELIER RE HOLDINGS LTD          SHS    G62185106 $ 17,476   939,039  SH      DEFINED      01             939,039

01  White Mountains Insurance Group, Ltd.